Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Summary of fair value of plan assets	The
proportions of the total fair value of assets in the pension plans for each asset class at 31 December were as follows.

	2024		2023
Equities	17.6%		16.6%
–Quoted(a)		11.1%		11.1%
–Private(b)		6.5%		5.5%
Bonds(c)	47.7%		47.4%
–Government fixed income		21.0%		21.6%
–Government inflation-linked		1.6%		1.6%
–Corporate and other publicly quoted		17.5%		16.5%
–Private		7.6%		7.7%
Property(d)	6.9%		8.7%
–Quoted property funds		2.2%		2.5%
–Unquoted property funds		4.7%		6.2%
Qualifying insurance policies(e)	24.3%		24.9%
Cash and other(f)(g)	3.5%		2.4%
Total	100.0%		100.0%
(a)The holdings of quoted equities are invested in either pooled funds or segregated accounts held in the name of the relevant pension funds. These equity portfolios are well diversified in terms of the geographic distribution and market sectors.
(b)Investments in private equity, private debt and property are less liquid than the other investment classes listed above and therefore the Group’s investment in those asset classes is restricted to a level that does not endanger the liquidity of the pension plans.
(c)The holdings of government bonds are generally invested in the debt of the country in which a pension plan is situated. Corporate and other quoted bonds are usually of investment grade.
Private debt is mainly held in the North American and UK pension funds and is invested in North American and European companies.
(d)The property funds held by pension plans are invested in a diversified range of properties.
(e)Qualifying insurance policies are held with insurance companies that are regulated by the relevant local authorities. The value of those policies is calculated by the local actuaries using assumptions consistent with those adopted for valuing the insured obligations.
(f)The holdings of cash and other are predominantly cash and short-term money market instruments.
(g)The Group makes limited use of futures, repurchase agreements and other instruments to manage the interest rate risk in some of its plans. Fund managers may also use derivatives to hedge currency movements within their portfolios and, in the case of bond managers, to take positions that could be taken using direct holdings of bonds but more efficiently. Exposure to these instruments is closely monitored and maintained at a level that does not endanger the liquidity of any pension plan.
Summary of maturity of defined benefit obligations	An approximate analysis of the maturity of the obligations is given in the table below.

	Pension benefits	Other benefits	2024 Total	2023 Total	2022 Total
Proportion relating to current employees	19%	15%	18%	17%	18%
Proportion relating to former employees not yet retired	9%	—%	9%	9%	9%
Proportion relating to retirees	72%	85%	73%	74%	73%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	11.5	11.5	11.5	10.8	11.4

Summary of geographical distribution of defined benefit obligations	An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2024 Total	2023 Total	2022 Total
Canada	58%	50%	58%	57%	58%
UK	26%	2%	24%	25%	24%
US	8%	45%	10%	10%	10%
Switzerland	6%	—%	6%	6%	6%
Other	2%	3%	2%	2%	2%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement	Total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2024 Total US$m	2023 Total US$m	2022 Total US$m
Current employer service cost for defined benefit plans	(80)	(3)	(83)	(79)	(143)
Past service (cost)/credit	(9)	(3)	(12)	87	–
Net interest on net defined benefit liability	(2)	(30)	(32)	(21)	(36)
Non-investment expenses paid from the plans	(20)	–	(20)	(20)	(13)
Total defined benefit expense	(111)	(36)	(147)	(33)	(192)
Current employer service cost for defined contribution and industry-wide plans	(455)	(3)	(458)	(416)	(367)
Total expense recognised in the income statement	(566)	(39)	(605)	(449)	(559)

Summary of total amount recognised in other comprehensive income before tax	Total amount recognised in other comprehensive income before tax

	2024 US$m	2023 US$m	2022 US$m
Actuarial gains/(losses)	201	(407)	3,410
Impact of buy-in(a)	–	(216)	–
Return on assets, net of interest on assets	(130)	222	(2,831)
Gains/(losses) on application of asset ceiling	12	(60)	(1)
Remeasurement gains/(loss) on pension and post-retirement healthcare plans	83	(461)	578
(a)In 2023, the trustee of the Rio Tinto 2009 Pension Fund (RT09), a UK based scheme, purchased a bulk annuity contract - buy-in contract - which covers all scheme members. The bulk annuity contract is a Fund asset which provides an income to the RT09 that matches the pension paid out by the Fund. No formal decision to progress to buy-out and winding up of the RT09 can be made until such time as the Company and trustee agree on a number of key areas, including use of any residual surplus. As such, the trustee retains the legal responsibility to make benefit payments and the loss arising on this transaction was charged to other comprehensive income.

Summary of amount recognised in balance sheet	The following amounts were measured in accordance with IAS 19 at 31 December.

	2024			2023
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Total fair value of plan assets	10,155	–	10,155	11,138
Present value of obligations – funded	(9,840)	–	(9,840)	(10,799)
Present value of obligations – unfunded	(347)	(576)	(923)	(996)
Present value of obligations – total	(10,187)	(576)	(10,763)	(11,795)
Effect of asset ceiling	(50)	–	(50)	(66)
Net deficit to be shown in the balance sheet	(82)	(576)	(658)	(723)
Comprising:
–Deficits	(487)	(576)	(1,063)	(1,189)
–Surpluses	405	–	405	466
Net deficits on pension plans	(82)	–	(82)	(95)
Unfunded post-retirement healthcare obligation	–	(576)	(576)	(628)

Summary of funding policy and contributions to plans	The Group reviews the funding position of its pension plans on a regular basis and considers whether to provide funding above the minimum level required in each country. In Canada and the US, the minimum level is prescribed by legislation. In the UK and Switzerland, the minimum level is negotiated with the local trustee in accordance with the funding guidance issued by the local regulators. In deciding whether to provide funding above the minimum level, we consider other possible uses of cash elsewhere, the local sponsoring entity’s tax situation and any strategic advantage we might obtain. The Group does not generally pre-fund post-retirement healthcare arrangements.

	2024			2023	2022
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m	Total US$m
Contributions to defined benefit plans	71	36	107	237	211
Contributions to defined contribution plans	448	3	451	410	363
Total	519	39	558	647	574

Summary of movement in net defined benefit liability	A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations and the fair value of assets.

	2024			2023
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(95)	(628)	(723)	(470)
Amounts recognised in income statement	(111)	(36)	(147)	(33)
Amounts recognised in other comprehensive income	58	25	83	(461)
Employer contributions	71	36	107	237
Assets transferred to defined contribution section	(7)	–	(7)	(6)
Currency exchange rate gains	2	27	29	10
Net defined benefit liability at the end of the year	(82)	(576)	(658)	(723)

	2024			2023
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(11,167)	(628)	(11,795)	(11,177)
Current employer service costs	(80)	(3)	(83)	(79)
Past service (cost)/credit	(9)	(3)	(12)	87
Settlements	–	–	–	4
Interest on obligation	(467)	(30)	(497)	(533)
Contributions by plan participants	(18)	–	(18)	(19)
Benefits paid	716	36	752	748
Experience (losses)/gains	(9)	11	2	(40)
Changes in financial assumptions gains/(losses)	242	14	256	(418)
Changes in demographic assumptions (losses)/gains	(57)	–	(57)	51
Currency exchange rate gains/(losses)	662	27	689	(419)
Present value of obligation at the end of the year	(10,187)	(576)	(10,763)	(11,795)

	2024			2023
	Pension benefits US$m	Other benefits US$m	Total US$m	Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	11,138	–	11,138	10,708
Settlements	–	–	–	(4)
Interest on assets	465	–	465	512
Contributions by plan participants	18	–	18	19
Contributions by employer	71	36	107	237
Benefits paid	(716)	(36)	(752)	(748)
Non-investment expenses	(20)	–	(20)	(20)
Return on plan assets, net of interest on assets	(130)	–	(130)	222
Impact of buy-in	–	–	–	(216)
Assets transferred to defined contribution section	(7)	–	(7)	(6)
Currency exchange rate (losses)/gains	(664)	–	(664)	434
Fair value of plan assets at the end of the year	10,155	–	10,155	11,138

Summary of main assumptions rate for valuations of plans and sensitivity analysis

Key estimate - Estimation of obligations for post-employment costs
The value of the Group’s obligations for post-employment benefits is dependent on the amount of benefits that are expected to be paid out, discounted to the balance sheet date. The most significant assumptions used in accounting for pension plans are:
–The discount rate - used to determine the net present value of the obligations, the interest cost on the obligations and the interest income on plan assets. We use the yield from high-quality corporate bonds with maturities and terms that match those of the post-employment obligations as closely as possible. Where there is no developed corporate bond market in a currency, the rate on government bonds is used.
–The long-term inflation rate - used to project increases in future benefit payments for those plans that have benefits linked to inflation. The assumption regarding future inflation is based on market yields on inflation linked instruments, where possible, combined with consensus views.
–The mortality rates - used to project the period over which benefits will be paid, which is then discounted to arrive at the net present value of the obligations. The Group reviews the actual mortality rates of retirees in its major pension plans on a regular basis and uses these rates to set its current mortality assumptions. It also uses its judgement with respect to allowances for future improvements in longevity having regard to standard improvement scales in each relevant country and after taking external actuarial advice.
The weighted-average assumptions used for the valuation at year-end are summarised below:

	At 31 December 2024			At 31 December 2023
	Discount rate	Long-term inflation(a)	Rate of increase in pensions	Discount rate	Long-term inflation(a)	Rate of increase in pensions
Canada	4.6%	2.0%	0.2%	4.6%	1.9%	0.2%
UK	5.4%	3.1%	2.7%	4.5%	3.1%	2.6%
US	5.5%	2.3%	—%	4.8%	2.2%	–%
Switzerland	0.9%	1.0%	2.2%	1.5%	1.2%	2.3%
(a)The long-term inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2024 was 2.7% (2023: 2.5%).

		2024		2023
		Approximate (increase)/ decrease in obligations		Approximate (increase)/ decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	419	31	460	31
	Decrease of 0.5 percentage points	(487)	(33)	(514)	(33)
Long-term inflation	Increase of 0.5 percentage points	(167)	(9)	(183)	(9)
	Decrease of 0.5 percentage points	160	8	176	8
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	221	8	244	7
	Participants assumed to have the mortality rates of individuals who are one year younger	(232)	(8)	(244)	(7)